Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,253,000
Previously Paid Amount	0.00
Total Fee Amount	587.34
Total Offset Amount	0.00
Net Fee	587.34
Narrative - Max Aggregate Offering Price	$ 4,253,000
Final Prospectus	true